Restatement of Financial Statement	3 Months Ended
Mar. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Restatement of Financial Statement

NOTE 4 – RESTATEMENT OF FINANCIAL STATEMENT

We have restated our previously issued consolidated financial statements as of and for the three months ended March 31, 2017 to reflect certain convertible debenture agreements, advances and accounts payable not previously reported:

(1)

On March 30, 2017, we assumed a convertible note payable to RDW Capital, LLC which was dated February 16, 2017. The $4,000 note payable bears interest at a 12% per annum interest rate. The note matures on August 16, 2017 and is secured by the shares reservation of 300% of the number of share of common stock issuable upon a conversion. The note is convertible into shares of common stock at a price equal to a variable conversion price of fifty percent (50%) of the volume-weighted averages for the ten (10) days preceding the date of conversion and contains price protection on the conversion rate.

The principal balance assumed amounted to $4,000, offset by debt discount of $3,071. The Company accrued interest expense of $1, amortization of debt discount of $21 and change in the value of derivative liability of $52 for the period of one day on March 31, 2017 upon the merger.

(2)

On March 30, 2017, the Company assumed a convertible note payable to RDW Capital, LLC which was dated March 15, 2017. The $2,464 note payable bears interest at a 12% per annum. The note matures on September 15, 2017 and is secured by the share reservation of 300% of the number of shares of common stock issuable upon a conversion. The note is convertible into shares of common stock at a price equal to a variable conversion price of fifty percent (50%) of the volume-weighted averages for the ten (10) days preceding the date of conversion and contains price protection on the conversion rate.

The principal balance assumed amounted to $2,464, offset by debt discount of $2,263. The Company accrued interest expense of $1, amortization of debt discount of $13 and change in the value of derivative liability of $39 for the period of one day on March 31, 2017 upon the merger.

(3)	On March 30, 2017, the Company assumed an RDW Capital, LLC advance to the Company of $15,000 for professional and merger related fees. As of March 31, 2017, there were no specified terms to the advances.

(4)	On March 30, 2017, the Company assumed an accounts payable of $15,000.

The following tables summarize the effect of the restatement on the specific items presented in our historical consolidated financial statements included in our previously reported on the March 31, 2017 financial statements:

Consolidated Balance Sheet

	March 31, 2017		Adjustment	March 31, 2017
	(As Filed)			(As Restated)
ASSETS
Current Assets
Cash	$5,103		$-	$5,103
Restricted cash	10,000		-	10,000
Prepaid expenses	676		-	676
TOTAL CURRENT ASSETS	15,779		-	15,779

TOTAL ASSETS	$15,779		$-	$15,779
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	34,365	(1)	56	49,433
		(2)	12
		(4)	15,000

Advances for Notes payable	-	(3)	15,000	15,000
Derivative liability	-	(1)	4,364	7,172
		(2)	2,808

Convertible notes payable - net of discount	-	(1)	950	1,164
		(2)	214
TOTAL CURRENT LIABILITIES	34,365		38,404	72,769
LONG-TERM LIABILITIES
TOTAL LIABILITIES	34,365		38,404	72,769

STOCKHOLDERS’ EQUITY
Series A Convertible Preferred stock, par value $0.001 per share; authorized 4,000,000 shares; issued and outstanding 4,000,000 shares (Liquidation value $4,000,000)	4,000		-	4,000
Common stock, par value $0.001 per share; authorized 500,000,000 shares; issued and outstanding 115,147,064 and 114,202,944 at March 31,2017 and December 31, 2016, respectively	115,147			115,147

Additional paid in capital	(111,047)	(1)(2) (3)	(38,458)	(149,505)

Retained earnings	(26,686)	(1)(2)	54	(26,632)
TOTAL STOCKHOLDERS’ EQUITY	(18,586)		(38,404)	(56,990)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$15,779		$-	$15,779

CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS

	For the three months ended
	March 31, 2017
	As Filed	Adjustment		As Restated

Revenues	$26,272		-	$26,272
Cost of Revenue	17,900		-	17,900
Gross Profit	8,372		-	8,372
Operating Expenses
Legal and professional	31,650		-	31,650
Rent - affiliate	900		-	900
General & Adminstrative	2,534		-	2,534
Total Operating Expenses	35,084		-	35,084

Operating loss	(26,712)		-	(26,712)

Other Income (Expense)
Gain on change in fair value of derivative liabilities	-	(1)	52	91
		(2)	39
Amortization of debt discount	-	(1)	(22)	(35)
		(2)	(13)
Interest expense	-	(1)	(1)	(2)
		(2)	(1)
Total Other Income (Expense)	-		54	54
Net Loss before Income Taxes	(26,712)		54	(26,658)
INCOME TAX EXPENSE	-		-	-
Net Loss	$(26,712)		$54	$(26,658)
Basic & Diluted earnings per share	$-			$-
Weighted average basis & diluted shares outstanding	114,213,434			114,213,434

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the three months ended
	March 31, 2017
	As Filed		Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(26,712)		$54	$(26,658)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt discount	-	(1)(2)	35	35
Change in value of derivative liability	-	(1)(2)	(91)	(91)

Changes in operating assets and liabilities:
Prepaid expense	1,950		-	1,950
Accounts payable	23,047	(1)(2)	2	23,049
Deferred revenue	(2,800)		-	(2,800)
Payroll tax payable	(2,107)		-	(2,107)
Net cash (used) by operating activities	(6,622)		-	(6,622)

CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash acquired	10,000		-	10,000
Net cash provided by investing activities	10,000		-	10,000

Net Increase in Cash, Cash Equivalents and Restricted Cash	3,378		-	3,378
CASH
Beginning of year	11,725		-	11,725
End of year	$15,103		$-	$15,103
Supplemental Disclosures of Cash Flow Information:
Income taxes paid	-		-	-
Interest paid	-		-	-